Consolidated Statements of Cash Flows - Cash and Cash Equivalents - CAD ($)	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Cash and Cash Equivalents Consist of:
Cash	$ 13,799	$ 67,494	$ 549,678
Guaranteed Investment Certificates	0	16,948	10,055
Cash and cash equivalents	$ 13,799	$ 84,442	$ 559,733